Recapitalization	6 Months Ended
Dec. 31, 2025
Restructuring and Related Activities [Abstract]
Recapitalization

Note 4. Recapitalization

As discussed in Note 1, “Organization,” on December 5, 2025, the Company completed the Business Combination contemplated by the Business Combination Agreement dated June 23, 2025, by and among CCCM, SPAC Merger Sub, Company Merger Sub, ProCap BTC and the Seller, pursuant to which (i) SPAC Merger Sub merged with and into CCCM, with CCCM continuing as the surviving entity (the “SPAC Merger”) and (ii) Company Mer Sub merged with and into ProCap, with ProCap continuing as the surviving company (the “Company Merger”).

At the Closing, pursuant to the Business Combination Agreement and after giving effect to the redemption of shares of CCCM ordinary shares:

1. As consideration for the Company Merger, Seller and Jeffrey Park, who were holders of all the common units of ProCap, received 10,000,000 shares of common stock, par value $0.001 per share of the Company (“Pubco Stock”) (the “Common Merger Consideration Shares”). As consideration for the Company Merger, holders of the non-voting preferred units of ProCap received an aggregate number of Pubco Stock equal to the product of (A) the number of preferred units outstanding prior to the Company Merger multiplied by (B) 1.25, or 64,562,500 shares.

2. As consideration for the SPAC Merger, holders of shares of CCCM immediately prior to the SPAC Merger received 10,604,104 shares of Pubco Stock (“SPAC Consideration Shares”).

Although CCCM was the legal acquirer of ProCap in the merger, ProCap is deemed to be the accounting acquirer, and the historical financial statements of ProCap became the basis for the historical financial statements of the Company upon the closing of the merger. ProCap was determined to be the accounting acquirer based on an evaluation of the following facts and circumstances:

●	ProCap’s current shareholders will hold a majority of the voting power of the Company post Business Combination;
●	The Company Board consists of five individuals, one of which was elected by CCCM and four of which were elected by ProCap;

●	ProCap’s operations substantially comprise the ongoing operations of the Company; and
●	ProCap’s senior management comprises the senior management of the Company.

In accordance with the guidance applicable to these circumstances, the equity structure has been restated in all comparable periods up to December 5, 2025, to reflect the number of shares of the Company’s common stock, $0.001 par value per share, issued to ProCap’s stockholders in connection with the merger. As such, the shares and corresponding capital amounts and earnings per share related to ProCap’s units prior to the merger have been retroactively restated as shares reflecting the exchange ratio established in the merger.

The following table reconciles the elements of the Business Combination to the consolidated statement of changes in stockholders’ equity for the year ended December 31, 2025:

Cash - trust and cash, net of redemptions	$15,992,015
Less: transaction expenses paid	(3,790,701)
Net proceeds from the Business Combination	12,201,314

Assets (liabilities) assumed from the SPAC:
Cash	64,357
Accrued offering costs	(75,000)
Reverse recapitalization, net	$12,190,671

The number of shares of Pubco Stock issued immediately following the consummation of the Business Combination were:

Columbus Circle Capital Corp I public shares outstanding prior to the Business Combination	25,000,000
Less: Redemption of Columbus Circle Capital Corp I ordinary shares	(23,434,229)
Columbus Circle Capital Corp I public shares	1,565,771
Columbus Circle Capital Corp I founder shares outstanding	8,333,333
Columbus Circle Capital Corp I private placement shares outstanding	265,000
Columbus Circle Capital Corp I representative shares outstanding	440,000
Business combination shares – ProCap common shares after conversation ratio	74,562,500
Common stock available immediately after the Business Combination	85,166,604

The number of ProCap shares was determined as follows:

	ProCap units	ProCap common shares after conversion ratio
Common	10,000,000	10,000,000
Preferred	51,650,000	64,562,500
	61,650,000	74,562,500

Public and private placement warrants

The 12,500,000 public warrants issued at the time of CCCM’s initial public offering (the “Public Warrants”) and the 352,500 warrants issued in connection with the private placement at the time of CCCM’s initial public offering (the “Private Placement Warrants”) remained outstanding and became warrants for the Company.

Redemption

Prior to the closing of the Business Combination, certain CCCM shareholders exercised their right to redeem certain of their outstanding shares for cash, resulting in the redemption of 23,434,229 ordinary shares of CCCM for an aggregate payment of $239,345,691.